ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited		January 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 5.3%

Common Stocks 5.3%
Adelaide Bank	1,358	14
Adelaide Brighton	2,914	5
Alinta	3,725	31
Alumina	16,623	95
Amcor (1)	12,618	65
AMP	26,739	166
Ansell Limited	2,286	18
APN News & Media	1,884	7
Aristocrat Leisure (1)	6,605	58
Austereo Group	1,422	2
Australand Property Group	5,824	9
Australia & New Zealand Banking (1)	26,241	495
Australian Foundation	13,352	46
Australian Gas Light (1)	6,537	89
Australian Pharmaceutical Industries	2,767	6
Australian Stock Exchange (1)	1,472	39
Australian Wealth (2)	4,051	6
AWB	4,742	18
AXA Asia Pacific (1)	18,739	77
Babcock & Brown (1)	1,324	18
Bank of Queensland	1,313	15
Bendigo Bank	1,855	18
BHP Billiton	51,543	1,007
Billabong International	2,079	23
BlueScope Steel (1)	10,321	61
Boral	8,718	59
Brambles Industries (1)	13,928	105
Brickworks	1,275	13
Burns, Philip & Company (2)	21,846	18
Caltex Australia	1,872	27
Centro Properties Group	11,200	52
Centro Retail Group	3,732	4
CFS Gandel Retail Trust, Equity Units (1)	20,789	30
Challenger Financial Services (1)	5,805	18
Coca-Cola Amatil (1)	7,730	45
Cochlear	785	27
Coles Myer (1)	17,736	140
Commonwealth Bank of Australia	18,660	631
Commonwealth Property Office (1)	24,749	24
Computershare	8,248	43
Corporate Express Australia	886	4
CSL Limited (1)	2,572	85
CSR	13,051	42
DB Rreef Trust (1)	39,651	41
Downer EDI	3,171	18
Envestra	7,523	6
Flight Centre	917	7
Foster's Group	28,808	115
Futuris	11,724	19
GPT Group, Equity Units (1)	28,912	89
Gunns	4,163	9
GWA International	3,414	8
Harvey Norman Holdings	10,979	27
Iluka Resources (1)	4,190	23
Incitec Pivot	251	3
Insurance Australia (1)	22,830	96
Investa Property, Equity Units (1)	20,526	31
iShares MSCI Australia (USD)	18,400	375
James Hardie Industries	6,735	45
John Fairfax Holdings (1)	3,261	11
Leighton Holdings (1)	1,878	29
Lend Lease	5,564	61
Lion Nathan	5,422	31
Macquarie Airports, Equity Units	8,867	21
Macquarie Bank (1)	3,302	171
Macquarie Goodman (Ordinary shares)	20,819	76
Macquarie Infrastructure Group, Equity Units	34,712	93
Macquarie Office Trust, Equity Units	25,760	25
Mayne Group	8,584	22
Mayne Pharma (2)	8,584	17
Metcash Trading	10,588	37
Minara Resources (1)	4,511	7
Mirvac Group	11,892	37
National Australia Bank	23,107	593
Newcrest Mining	4,733	94
Novogen (2)	794	3
Nufarm	2,351	20
OneSteel (1)	9,629	27
Orica	4,431	74
Origin Energy (1)	11,642	64
Oxiana (2)	19,631	30
Pacifica Group	329	—
Paperlinx	6,431	17
Patrick	9,967	51
Perpetual Trust Australia (1)	542	30
Promina Group (1)	15,153	59
Publishing & Broadcasting	2,449	31
Qantas Airways	13,548	42
QBE Insurance (1)	11,057	162
Rinker Group	13,011	165
Rio Tinto (1)	4,915	282
Rural Press	965	8
Santos	8,422	84
SFE	1,801	19
Sigma Pharmaceuticals	13,778	29
Sims Group (1)	1,663	20
Smorgon Steel Group	8,443	10
Sonic Healthcare	4,175	47
Southern Cross Broadcasting	788	7
Spotless Group	2,603	9
St. George Bank	7,461	171
Stockland	18,964	93
Suncorp-Metway	7,936	133
Tabcorp Holdings	7,461	86
Telstra	31,431	95
Ten Network Holdings	4,857	11
Toll Holdings (1)	4,733	41
Transurban Group (1)	10,886	59
UNiTAB	1,727	16
Washington Soul Pattinson	1,466	11
Wesfarmers (1)	5,398	156
West Australian Newspapers	845	5
Westfield Group	25,097	337
Westpac Bank	26,211	462
Westpac Bank (NZD)	593	10
Woodside Petroleum	7,168	245
Woolworths	16,853	220
		9,433
Preferred Stocks 0.0%
Rural Press	297	3
		3

Total Australia (Cost $7,080)		9,436

AUSTRIA 0.4%

Common Stocks 0.4%
Erste Bank der Oesterreich Sparkasse	3,265	182
EVN	176	16
Immofinanz Immobilien Anlage (2)	4,812	50
Oest Elektrizitatswirts, Class A	59	26
OMV	2,215	157
Raiffeisen International (2)	592	43
Telekom Austria	5,376	130
Wienerberger	1,026	45
Total Austria (Cost $433)		649

BELGIUM 1.2%

Common Stocks 1.2%
Agfa Gevaert	2,541	44
Almancora	160	19
Belgacom	2,501	77
CNP-Cie Natle A Portefeuille	84	28
Colruyt	241	34
Delhaize	1,271	87
Dexia	11,756	289
Fortis	5,180	181
Fortis, B Shares	13,359	465
Groupe Bruxelles Lambert	991	111
Interbrew	2,446	115
KBC	2,627	264
Mobistar (1)	244	18
RTL Group	161	16
SES Global FDR, GDR	2,725	50
SES Global GDR	1,749	32
Solvay	592	67
UCB	1,514	75
Union Miniere	355	47
Total Belgium (Cost $1,555)		2,019

CHINA 0.5%

Common Stocks 0.5%
Brilliance China Automotive (HKD)	34,000	6
China Insurance International (HKD) (2)	6,000	2
China Merchants Holdings (HKD)	16,000	42
China Mobile (HKD)	84,500	413
China Netcom (HKD)	17,500	30
China Overseas Land & Investment (HKD)	42,000	22
China Resources Enterprise (HKD)	16,000	34
China Unicom (HKD)	52,000	46
Citic Pacific (HKD)	15,000	45
CNOOC (HKD)	177,000	149
Cosco Pacific (HKD)	16,000	33
Global Bio-Chem Technology (HKD)	22,000	12
Guangzhou Investment (HKD)	18,000	3
Levono Group (HKD)	48,000	20
Semiconductor Manufacturing (HKD) (2)	74,000	12
Shanghai Industrial (HKD)	14,000	30
TCL International Holdings (HKD)	4,000	1
TPV Technology (HKD)	16,000	18
Total China (Cost $705)		918

DENMARK 0.6%

Common Stocks 0.6%
A.P. Moller-Maersk, Series A	11	108
A. P. Moller-Maersk, Series B	20	199
Carlsberg, Series B	585	34
Coloplast, Series B	454	30
Danisco	716	55
Danske Bank	9,177	322
H. Lundbeck	1,089	24
Jyske (2)	1,179	59
Novo Nordisk, Series B	3,233	181
Novozymes, Series B	794	44
Vestas Wind Systems (2)	2,436	48
William Demant Holding (2)	348	20
Total Denmark (Cost $885)		1,124

EUROPE/FAR EAST 1.1%

Common Stocks 1.1%
iShares MSCI EAFE Index Fund (USD)	29,700	1,867
Total Europe/Far East (Cost $1,647)		1,867

FINLAND 1.1%

Common Stocks 1.1%
Fortum	6,408	143
KONE	1,166	47
Metso	2,037	67
Neste Oil (2)	1,835	59
Nokia	63,584	1,163
Outokumpu	1,862	32
Sampo	6,083	119
SanomaWSOY, Series B	543	14
Stora Enso, Class R	9,072	126
TietoEnator	1,060	41
UPM-Kymmene	7,453	152
Total Finland (Cost $1,792)		1,963

FOREIGN/EUROPE 1.5%

Common Stocks 1.5%
iShares MSCI EMU (USD)	33,100	2,743
Total Foreign/Europe (Cost $2,554)		2,743

FRANCE 9.6%

Common Stocks 9.6%
Accor	2,962	178
AGF Assurances Generales de France	785	81
Air France	2,407	55
Alcatel (2)	20,016	264
Alstom (2)	1,970	150
Arcelor	9,090	319
Atos Origin (2)	925	68
Autoroutes Du Sud	958	59
AXA	27,381	929
BIC	522	34
BNP Paribas	12,234	1,092
Bouygues	3,577	196
Cap Gemini (2)	1,814	83
Carrefour	10,195	482
Casino Guichard-Perrachon	502	30
Christian Dior	1,039	97
Ciments Francais	158	22
CNP Assurances	593	51
Compagnie de Saint-Gobain	4,950	325
Credit Agricole	8,586	303
Dassault Systemes	760	45
EADS	4,629	181
Eiffage	248	26
Electricite de France (2)	3,678	163
Essilor International	1,473	129
Eurazeo	401	45
Euronext	1,557	96
France Telecom	27,961	636
Gaz de France (1)(2)	2,821	89
Gecina	187	22
Groupe Danone (1)	3,778	412
Hermes International	398	102
Imerys	428	35
JC Decaux (2)	919	23
Klepierre	310	31
L'Air Liquide (1)	1,564	322
L'Oreal	4,674	379
Lafarge (1)	2,517	265
Lagardere (1)	2,010	160
LVMH	5,267	475
Michelin	1,542	92
Natexis Banques Populaires	133	25
Pages Jaunes Groupe	1,998	51
Pernod-Ricard (1)	1,305	243
Peugeot	2,521	150
PPR	1,295	151
Publicis	2,034	77
Renault (1)	3,064	289
Sagem	2,826	75
Sanef (2)	370	26
Sanofi-Aventis	14,346	1,316
Schneider	3,243	339
Societe des Autoroutes Paris- Rhin- Rhone	455	34
Societe Generale	6,224	822
Sodexho Alliance (1)	1,649	75
STMicroelectronics	9,674	179
Suez	2,156	80
Suez Lyonnaise des Eaux (1)	15,765	583
Suez Strip (2)	2,156	—
Technip	1,381	94
Television Francaise (1)	2,229	71
Thales	923	45
THOMSON Multimedia (1)	3,918	80
Total	8,802	2,431
Unibail (1)	650	96
Valeo	1,071	43
Veolia Environnement (1)	5,790	293
Vinci (1)	2,639	246
Vivendi Universal	16,495	517
Wendel Inves-tissement	362	39
Total France (Cost $13,500)		17,016

GERMANY 6.8%

Common Stocks 6.6%
Adidas-Salomon	724	152
Allianz	5,692	918
Altana AG	942	53
AMB Generali Holding	135	15
BASF	7,815	616
Bayer AG	10,470	437
Bayerische Motoren Werke	4,460	202
Beiersdorf	226	29
Celesio	666	62
Commerzbank	9,416	320
Continental	2,086	203
DaimlerChrysler	14,590	838
Degussa	182	9
DEPFA Bank	4,739	81
Deutsche Bank	7,896	848
Deutsche Boerse	1,518	192
Deutsche Lufthansa	3,073	49
Deutsche Post	12,766	360
Deutsche Post (GBP) (2)	1,158	32
Deutsche Postbank (1)	940	63
Deutsche Telekom	45,135	715
E.ON AG	9,921	1,109
Fraport	489	31
Fresenius	38	6
Fresenius Medical Care	461	49
Hannover Rueckversicherung	810	31
Heidelberger Druckmaschinen (1)	865	38
Heidelberger Zement	319	33
Henkel	513	53
Hypo Real Estate Holding	1,867	122
Infineon Technologies (2)	10,661	100
Karstadtquelle (1)(2)	1,046	23
Lanxess (2)	1,136	36
Linde	1,388	113
Man AG	1,949	112
Merck	188	20
METRO	2,241	114
MLP	686	17
Munich Re	3,261	443
Puma	170	54
RWE	5,628	464
SAP	3,395	695
Schering	2,781	190
Siemens (1)	12,791	1,167
Suedzucker	1,064	26
T-Online International	1,805	18
ThyssenKrupp (1)	5,532	142
TUI (1)	3,346	71
Volkswagen	3,598	213
		11,684
Preferred Stocks 0.2%
Fresenius	439	68
Fresenius Medical Care	422	40
Henkel	946	106
Porsche (1)	124	96
Volkswagen	1,282	55
		365

Total Germany (Cost $9,488)		12,049

GIBRALTAR 0.0%

Common Stocks 0.0%
PartyGaming (GBP) (2)	17,247	39
Total Gibraltar (Cost $34)		39

GREECE 0.6%

Common Stocks 0.6%
Alpha Bank	4,178	143
Bank of Piraeus	3,078	74
Coca-Cola Hellenic Bottling	1,362	41
Commercial Bank of Greece	1,547	53
Cosmote Mobile Communication	1,840	43
EFG Eurobank Ergasias	3,378	126
Hellenic Petroleum	1,686	26
Hellenic Telecommunications (2)	5,283	122
National Bank of Greece	4,758	218
OPAP	3,430	129
Public Power	1,604	35
Titan Cement	790	35
Total Greece (Cost $738)		1,045

HONG KONG 2.2%

Common Stocks 2.2%
Asia Aluminum Holdings (2)	34,000	3
Asia Satellite Telecom	2,000	3
ASM Pacific Technology	2,500	14
Bank of East Asia	22,600	71
Beijing Enterprises	4,000	7
BOC Hong Kong	60,500	121
Cafe De Coral Holdings	4,000	5
Cathay Pacific Airways	19,000	35
Chaoda Modern Agriculture	16,100	10
Cheung Kong Holdings	25,000	269
Cheung Kong Infrastructure	6,000	19
China Everbright (1)(2)	14,000	8
China National Aviation	10,000	2
China Resources Power Holdings	16,000	10
China State Construction (2)	1,444	—
China Travel International Investment	28,000	8
Chinese Estates Holdings	8,000	8
CITIC International Financial Holdings	21,000	9
CLP Holdings	25,900	148
CNPC Hong Kong	30,000	8
COFCO International	10,000	5
Dah Sing Banking (1)	1,600	11
Dah Sing Financial Group (1)	2,400	5
Dairy Farm (USD)	5,400	19
Denway Motors	78,000	32
Esprit Holdings	13,000	113
First Pacific	30,000	12
Fountain Set	8,000	4
Fubon Bank	2,000	1
Giordano International	18,000	10
Great Eagle Holdings	4,000	12
Guangdong Investment	22,000	9
Guoco Group	2,000	22
Hang Lung Group	14,000	31
Hang Lung Properties	26,000	51
Hang Seng Bank	11,000	147
Henderson Investment	16,000	27
Henderson Land Development (1)	10,000	51
Hengan International Group	10,000	12
Hong Kong & China Gas	59,830	132
Hong Kong & Shanghai Hotels	9,500	10
Hong Kong Aircraft Engineering	1,200	10
Hong Kong Electric	23,000	110
Hong Kong Exchanges	16,000	78
Hong Kong Land Holdings (USD)	26,000	86
Hopewell Highway Infrastructure (1)	12,500	9
Hopewell Holdings	12,000	30
Hung Hing Print Group	6,000	4
Hutchison Harbour Ring	32,000	3
Hutchison Telecommunications (2)	19,000	32
Hutchison Whampoa	46,000	472
Hysan Development	11,000	28
i-Cable Communication	2,200	1
Industrial & Commercial Bank of China	6,000	8
iShares MSCI Hong Kong Index (USD)	16,500	221
Jardine Matheson (USD)	4,400	75
Jardine Strategic (USD)	4,500	49
JCG Holdings	4,000	4
Johnson Electric	37,500	37
Kerry Properties	7,000	23
Kingboard Chemical Holdings	7,500	24
Kowloon Motor Bus Holdings	4,000	24
Lee & Man Paper Manufacturing	2,000	2
Li & Fung	32,000	60
Liu Chong Hing Bank	2,000	3
Mandarin Oriental (USD)	6,000	5
MTR	22,500	48
New World Development	37,000	54
Next Media	8,000	4
NWS Holdings	13,000	21
Orient Overseas Intl.	3,200	11
Oriental Press Group	14,000	3
PCCW	72,200	49
SCMP Group	16,000	6
Shangri-La Asia	18,000	29
Shenzhen International Holdings	115,000	4
Shenzhen Investment	2,000	—
Shun Tak Holdings (1)	22,000	24
Sino Land	32,000	45
Skyworth Digital	6,000	1
Smartone Telecommunications	4,000	5
Sun Hung Kai Properties	26,000	269
Swire Pacific, Series A	14,500	135
Swire Pacific, Series B	12,500	23
Techtronic Industries	21,000	42
Television Broadcasts	5,000	27
Texwinca Holdings	8,000	6
Tingyi (Cayman Island)	28,000	17
Wharf	17,000	66
Wheelock	12,000	22
Wing Hang Bank	3,000	22
Wing Lung Bank	1,500	12
Yue Yuen Industrial	8,000	25
Total Hong Kong (Cost $3,193)		3,842

IRELAND 0.6%

Common Stocks 0.6%
Allied Irish Banks	12,459	280
Anglo Irish Bank	9,656	153
Bank of Ireland	13,864	238
CRH	7,594	235
Elan (2)	5,672	87
Irish Life & Permanent	3,858	82
Kerry Group	2,009	44
Total Ireland (Cost $929)		1,119

ITALY 4.0%

Common Stocks 4.0%
AEM	12,083	26
Alleanza Assicurazioni (1)	5,852	72
Assicurazioni Generali	18,283	632
Autogrill (1)	1,708	25
Autostrade	3,953	100
Banca Antonveneta	4,269	137
Banca Carige	6,443	27
Banca Fideuram	3,972	24
Banca Intesa	63,607	362
Banca Lombarda	4,437	66
Banca Monte dei Paschi Siena (1)	17,551	84
Banca Nazionale del Lavoro (1)(2)	31,474	112
Banca Popol Emilia Romagna	1,022	56
Banca Popolare di Lodi (1)	6,474	65
Banche Poplari Unite SCPA	4,736	111
Banco Popolare de Milano	5,572	69
Banco Popolare Di Verona	5,117	118
Benetton Group	1,307	16
Bulgari (1)	1,986	23
Capitalia	27,806	180
Enel	66,115	560
Eni S.p.A.	43,020	1,301
Fiat (1)(2)	11,283	111
Finmeccanica	4,353	95
Gruppo Editoriale L'espresso (1)	2,891	15
Ifil	6,967	33
Italcementi	1,120	21
Italcementi-RNC	1,982	26
Luxottica	1,842	48
Mediaset	12,328	144
Mediobanca	5,504	106
Mediolanum	3,235	25
Pirelli & Co.	53,731	52
RAS	2,780	72
RCS MediaGroup (1)	8,031	41
SAI (1)	1,296	48
Saipem	5,004	100
San Paolo IMI	15,861	258
Seat Pagine Gialle (2)	59,674	31
Snam Rete Gas	13,123	57
Telecom Italia (1)	207,747	584
Telecom Italia-RNC	67,375	159
Terna	20,138	52
UniCredito Italiano	118,879	849
Unipol	811	2
		7,095
Preferred Stocks 0.0%
Unipol	18,431	46
		46

Total Italy (Cost $6,021)		7,141

JAPAN 23.9%

Common Stocks 23.9%
ABC-Mart	400	13
ACOM (1)	1,110	64
Advantest (1)	1,000	123
AEON	7,800	206
AEON Credit Service	400	36
AEON Mall (1)	200	10
Aichi Steel	2,000	21
AIFUL	800	54
Aioi Insurance	8,000	56
Aisin Seiki (1)	2,100	78
Ajinomoto (1)	7,000	73
Alfresa Holdings	400	19
All Nippon Airways	11,000	45
Alps Electric (1)	1,900	27
Amada	4,000	36
Anritsu	1,000	6
Aoyama Trading	700	23
Arisawa (1)	400	8
Asahi Breweries (1)	5,300	67
Asahi Glass (1)	13,000	189
Asahi Kasei	16,000	109
Asatsu (1)	500	16
Askul (1)	200	6
Astellas Pharma	5,936	246
Autobacs Seven	400	21
Awa Bank	3,000	20
Bank of Fukuoka (1)	7,000	60
Bank of Kyoto	4,000	48
Bank of Nagoya	2,000	15
Benesse	1,100	40
Bosch Automotives Systems (1)	3,000	15
Bridgestone (1)	9,000	184
Brother Industries (1)	4,000	42
Calsonic Kansei	1,000	7
Canon	12,700	769
Canon Sales	1,000	23
Casio Computer (1)	2,900	51
Central Glass	2,000	12
Central Japan Railway	23	236
Chiba Bank (1)	9,000	82
Chiyoda (1)	2,000	52
Chubu Electric (1)	7,900	194
Chugai Pharmaceutical	3,700	75
Chugoku Bank (1)	3,000	45
Chugoku Electric Power	3,900	83
Circle K Sunkus (1)	600	14
Citizen Watch	4,000	36
Coca-Cola West Japan (1)	600	13
Copal Company	300	4
Cosmo Oil	7,000	37
Credit Saison	2,600	117
CSK (1)	800	37
Dai Nippon Printing (1)	8,000	145
Daicel Chemical Industries	4,000	33
Daido Steel	5,000	49
Daiei (2)	650	20
Daihatsu Motor (1)	2,000	23
Daiichi Sankyo (2)	8,300	173
Daikin Industries	3,000	99
Daimaru	4,000	62
Dainippon Ink & Chemicals (1)	12,000	52
Dainippon Pharma (1)	2,000	20
Dainippon Screen (1)	3,000	32
Daishi Bank	4,000	19
Daito Trust Construction	1,400	66
Daiwa House	6,000	101
Daiwa Securities Group (1)	19,000	224
Denki Kagaku Kogyo	7,000	32
Denso (1)	5,800	205
Dentsu	20	68
Diamond Lease (1)	200	10
Disco Corporation	200	12
Don Quijote (1)	200	17
Dowa Mining (1)	4,000	47
East Japan Railway	42	293
Ebara (1)	4,000	23
Eisai	3,200	137
Electric Power	2,000	71
Elpida Memory (1)(2)	700	29
Enix Corporation	600	16
Ezaki Glico	2,000	20
FamilyMart	1,000	34
Fanuc	2,600	230
Fast Retailing	800	73
Fuji	5,500	189
Fuji Electric Holdings	8,000	44
Fuji Fire & Marine Insurance	2,000	8
Fuji Heavy Industries (1)	8,000	42
Fuji Soft	500	17
Fuji Television Network	4	10
Fujikura	5,000	50
Fujitsu Limited	22,000	195
Fukui Bank	2,000	8
Fukuyama Transporting	1,000	4
Funai Electric (1)	200	21
Furukawa Electric (1)(2)	8,000	72
Futaba	500	12
Global Media Online	300	6
Goodwill Group (1)	6	16
Gulliver	70	8
Gunma Bank	5,000	37
Gunze	2,000	13
Hachijuni Bank	6,000	47
Hakuhodo	400	31
Hamamatsu Photonics (1)	700	21
Hankyu Department Stores (1)	2,000	19
Hankyu Holdings (1)	15,000	94
Hanshin Electric Railway	5,000	42
Heiwa	700	10
HIGO Bank (1)	3,000	24
Hikari Tsushin	200	16
Hino Motors (1)	3,000	20
Hirose Electric (1)	400	61
Hiroshima Bank	7,000	46
Hisamitsu Pharmaceutical	600	15
Hitachi	33,000	233
Hitachi Cable	4,000	20
Hitachi Capital	500	10
Hitachi Chemical	1,400	43
Hitachi Construction Machinery	1,500	42
Hitachi High-Technologies (1)	500	14
Hitachi Information Systems	200	6
Hitachi Maxell	400	5
Hitachi Metals	2,000	24
Hitachi Software Engineering	300	5
Hokkaido Electric Power	2,200	49
Hokkoku Bank	4,000	19
Hokugin Financial Group (1)	15,000	71
Hokuriku Electric	2,400	53
Honda	10,000	570
House Foods (1)	700	11
HOYA	4,800	193
Hyakugo Bank	3,000	23
Hyakujushi Bank	3,000	21
Ibiden	1,500	84
INPEX	8	82
Invoice	116	7
Isetan	2,300	50
iShares MSCI Japan (USD)	111,000	1,556
Ishikawajima-Harima (2)	15,000	49
Isuzu Motors (1)	12,000	44
ITO EN	500	34
ITOCHU (1)	17,000	145
ITOCHU Techno-Science (1)	400	17
Iyo Bank	3,000	31
Izumi (1)	400	15
JAFCO (1)	500	41
Japan Airlines System	9,000	25
Japan Petroleum Exploration	300	21
Japan Tobacco	14	218
JFE Holdings	5,575	201
JGC	3,000	64
Joyo	10,000	67
JS Group (1)	3,500	74
JSAT	1	2
JSR	3,000	90
Juroku Bank (1)	4,000	30
Kabu.com (2)	5	16
Kagoshima Bank	2,000	16
Kajima (1)	11,000	73
Kamigumi	4,000	35
Kandenko 1942	1,000	8
Kaneka	3,000	40
Kansai Electric	10,400	234
Kansai Paint (1)	5,000	46
Kao	8,000	231
Katokichi	1,800	12
Kawasaki Heavy Industries (1)	15,000	57
Kawasaki Kisen Kaisha (1)	8,000	52
KDDI	44	233
Keihin Electric Express Railway (1)	6,000	46
Keio Electric Railway (1)	7,000	43
Keisei Electric Railway	3,000	21
Keiyo Bank	2,000	16
Keyence (1)	500	138
Kikkoman	2,000	20
Kinden	3,000	26
Kintetsu (1)	18,000	74
Kirin Beverage (1)	300	7
Kirin Brewery (1)	11,000	138
Kissei Pharmaceutical	1,000	19
Kobayashi Pharmaceutical	300	11
Kobe Steel	32,000	110
Koei	1,690	43
Koito Manufacturing	1,000	14
Kokuyo (1)	1,300	19
Komatsu	14,000	259
Komeri	600	24
Konami	1,500	34
Konica Minolta Holdings	6,000	67
Kose	300	13
Koyo Seiko (1)	2,000	38
Kubota	9,000	86
Kuraray	5,500	65
Kuraya Sanseido	2,400	40
Kurita Water Industries (1)	1,400	33
Kyocera	2,700	241
Kyorin Pharmaceuticals (1)	1,000	12
Kyowa Hakko Kogyo	5,000	40
Kyushu Electric Power	5,100	116
Lawson (1)	1,100	44
Leopalace21 (1)	1,500	55
Lion Corporation	3,000	20
Mabuchi Motor (1)	500	27
Makita (1)	1,500	44
Marubeni (1)	16,000	86
Marui	4,400	81
Maruichi Steel Tube	2,000	48
Matsui Securities (1)	1,400	21
Matsumotokiyoshi (1)	500	15
Matsushita Electric Industries	34,865	761
Matsushita Electric Works (1)	2,671	30
Mazda Motor (1)	10,000	46
Meiji Dairies (1)	3,000	15
Meiji Seika Kaisha (1)	4,000	21
Meitec (1)	500	18
Millea	19	366
Minebea	6,000	36
Misawa Homes (2)	400	23
Misumi (1)	300	13
Mitsubishi	18,000	422
Mitsubishi Chemical	19,500	125
Mitsubishi Electric	23,000	188
Mitsubishi Estate	14,000	326
Mitsubishi Gas Chemical (1)	6,000	69
Mitsubishi Heavy Industries	48,000	218
Mitsubishi Logistics (1)	2,000	34
Mitsubishi Materials (1)	12,000	62
Mitsubishi Motors (2)	47,000	103
Mitsubishi Rayon (1)	6,000	41
Mitsubishi Securities	4,000	56
Mitsubishi UFJ Financial (1)	144	2,082
Mitsui (1)	16,000	231
Mitsui Chemicals (1)	9,000	68
Mitsui Engineering & Shipbuilding (1)	9,000	31
Mitsui Fudosan	12,000	254
Mitsui Mining & Smelting	8,000	64
Mitsui OSK Lines (1)	13,000	118
Mitsui Sumitomo Insurance	22,000	271
Mitsui Trust Holdings	9,000	133
Mitsukoshi (1)	6,000	38
Mitsumi Electric (1)	1,000	12
Mizuho Financial Group	128	1,051
Mizuho Investors (2)	5,000	17
Mizuho Trust & Banking	21,000	71
Mochida Pharmaceutical	1,000	10
Murata Manufacturing	3,200	233
Musashino Bank	400	24
Nagoya Railroad	9,000	33
Namco Bandai (2)	2,800	42
Nanto Bank	4,000	26
NEC	21,000	137
NEC Electronics (1)	400	13
NEC Fielding	200	4
Neomax	1,000	35
Net One Systems (1)	5	12
NGK Insulators (1)	4,000	63
NGK Spark Plug (1)	2,000	50
NHK Spring (1)	3,000	38
Nichicon	1,100	15
Nichii Gakkan (1)	200	5
Nichirei	4,000	18
Nidec (1)	800	74
Nidec Sankyo (1)	1,000	20
Nikko Cordial	10,500	167
Nikon	4,000	69
Nintendo	1,500	206
Nippon Electric Glass (1)	2,000	53
Nippon Express	11,000	67
Nippon Kayaku	2,000	17
Nippon Light Metal (1)	6,000	17
Nippon Meat Packer	2,000	21
Nippon Mining	9,000	74
Nippon Oil	16,000	127
Nippon Paint	3,000	14
Nippon Sanso	4,000	30
Nippon Sheet Glass (1)	5,000	22
Nippon Shinpan	4,000	43
Nippon Shokubai (1)	2,000	24
Nippon Steel (1)	73,000	271
Nippon Telegraph & Telephone	73	340
Nippon Television Network	70	10
Nippon Unipac Holding	12	47
Nippon Yusen (1)	13,000	96
Nipponkoa Insurance	9,000	76
Nishi-Nippon Bank (1)	7,000	42
Nishi-Nippon Railroad (1)	4,000	15
Nishimatsu Corporation (1)	3,000	14
Nissan (1)	31,300	353
Nissan Chemical Industries (1)	3,000	49
Nissay Dowa General (1)	2,000	15
Nisshin Seifun Group	3,000	32
Nisshin Steel (1)	11,000	38
Nisshinbo Industries	2,000	22
Nissin Food Products (1)	1,300	37
Nitori (1)	300	32
Nitto Denko	1,900	161
NOK (1)	1,800	55
Nomura Research Institute	500	58
Nomura Securities	28,100	551
Noritsu Koki	200	4
NS Solutions	200	6
NSK	6,000	45
NTN (1)	6,000	48
NTT Data	16	80
NTT DoCoMo	262	426
NTT Urban Development (1)	4	31
Obayashi	9,000	73
Obic	50	12
Obic Business Consultants	50	3
Odakyu Electric Railway	8,000	50
Ogaki Kyoritsu Bank	3,000	17
Oji Paper (1)	12,000	70
Oki Electric (1)	6,000	21
Olympus Optical (1)	3,000	80
OMC Card (1)	1,000	20
Omron	3,500	83
Ono Pharmaceutical (1)	1,300	59
Onward Kashiyama	2,000	38
Oracle Japan	400	20
Orient	6,000	23
Oriental Land (1)	600	35
ORIX	1,220	317
Osaka Gas (1)	24,000	87
Otsuka (1)	200	23
Panahome	1,000	8
Park24 (1)	800	29
Pasona	1	2
Pioneer (1)	1,800	25
Plenus (1)	200	6
Privee Zurich Turnaround (1)(2)	5,000	12
Promise (1)	1,450	84
Q.P. (1)	1,600	14
Resona Holdings (2)	63	248
Ricoh	8,000	138
Rinnai (1)	500	13
Rohm Company	1,700	184
Ryohin Keikaku	400	32
Ryoshoku	200	6
Sagami Railway	4,000	14
San-in Godo Bank (1)	2,000	21
Sanken Electric (1)	2,000	35
Sankyo-Gunma (1)	700	46
Santen Pharmaceutical (1)	900	24
Sanyo Chemical	1,000	10
Sanyo Electric (1)(2)	20,000	51
Sanyo Shinpan Finance	200	13
Sapporo (1)	4,000	22
Sapporo Hokuyo Holdings	4	43
SBI Holdings	65	41
Secom	2,500	130
Sega Sammy Holdings (1)	2,040	73
Seibu Railway	1,000	5
Seiko Epson	2,100	52
Seino Transportation (1)	2,000	20
Seiyu (2)	7,000	22
Sekisui Chemical (1)	6,000	47
Sekisui House (1)	8,000	125
Seven & I Holdings (2)	8,300	352
SFCG (1)	80	18
Sharp	12,000	220
Shiga Bank (1)	3,000	22
Shikoku	2,700	60
Shikoku Bank	2,000	10
Shima Seiki	400	11
Shimachu	700	21
Shimadzu	3,000	21
Shimamura (1)	300	38
Shimano (1)	1,500	43
Shimizu	8,000	63
Shin-Etsu Chemical	4,600	262
Shinko Electric	300	24
Shinko Securities (1)	9,000	47
Shinsei Bank	19,000	127
Shionogi (1)	4,000	61
Shiseido (1)	5,000	96
Shizuoka Bank	8,000	82
Showa Denko (1)	12,000	53
Showa Shell Sekiyu	1,600	19
Sky Perfect Communications	4	3
Skylark (1)	1,200	19
SMBC Friend Securities	1,500	12
SMC	800	123
Softbank (1)	7,600	257
Sohgo Security Services (1)	2,100	31
Sompo Japan	11,000	157
Sony (1)	14,300	697
Stanley Electric (1)	1,900	40
Sumisho Computer Systems	1,100	22
Sumisho Lease	200	10
Sumitomo (1)	13,000	179
Sumitomo Bakelite (1)	3,000	27
Sumitomo Chemicals	18,000	139
Sumitomo Electric Industries	8,000	133
Sumitomo Forestry (1)	2,000	22
Sumitomo Heavy Industries	8,000	72
Sumitomo Metal Industries	51,000	208
Sumitomo Metal Mining (1)	8,000	108
Sumitomo Mitsui Financial	79	926
Sumitomo Osaka Cement (1)	7,000	22
Sumitomo Realty & Development	7,000	159
Sumitomo Rubber Industries	2,000	27
Sumitomo Trust & Banking	18,000	199
Suruga Bank	3,000	39
Suzuken	600	20
Suzuki Motor	5,800	119
Sysmex	200	8
T&D Holdings	2,600	186
Taiheiyo Cement	10,000	41
Taisei (1)	11,000	56
Taisho Pharmaceutical (1)	3,000	58
Taiyo Yuden (1)	2,000	33
Takara Holdings	2,000	12
Takashimaya (1)	3,000	47
Takeda Chemical Industries	9,600	545
Takefuji	820	50
Tanabe Seiyaku (1)	3,000	32
TDK	1,400	102
Teijin	10,000	68
Teikoku Oil	3,000	44
TEPCO	14,100	356
Terumo	2,400	69
The 77 Bank	4,000	30
The Bank of Yokohama	15,000	122
THK	1,800	57
TIS (1)	500	16
Tobu Railway (1)	9,000	46
Toda (1)	3,000	17
Toho	2,000	41
Toho Gas (1)	6,000	24
Tohoku Electric Power	5,400	117
Tokai Rika (1)	500	14
Tokai Rubber Industries	500	8
Tokuyama (1)	3,000	57
Tokyo Broadcasting System	500	13
Tokyo Electron	1,900	146
Tokyo Gas (1)	30,000	140
Tokyo Seimitsu	400	29
Tokyo Steel	1,600	26
Tokyo Style	1,000	12
Tokyo Tatemono	3,000	29
Tokyu (1)	13,000	91
Tokyu Construction (2)	5,700	13
Tokyu Land (1)	6,000	58
TOMEN (2)	8,000	13
TonenGeneral Sekiyu (1)	4,000	41
Toppan Forms	500	8
Toppan Printing (1)	8,000	109
Toray Industries	15,000	126
Toshiba (1)	33,000	212
Toshiba Tec	2,000	11
Tosoh	6,000	31
TOTO (1)	4,000	36
Toyo Seikan Kaisha (1)	2,200	39
Toyo Suisan Kaisha	2,000	32
Toyobo	7,000	23
Toyoda Gosei (1)	1,200	24
Toyota Auto Body	300	6
Toyota Boshoku	1,000	17
Toyota Industries	1,800	65
Toyota Motor	38,800	2,018
Toyota Tsusho	2,000	48
Trend Micro (1)	1,500	50
TV Asahi	2	5
Ube Industries	10,000	28
ULVAC	400	17
Uni-Charm (1)	500	24
Uniden (1)	1,000	22
UNY (1)	2,000	31
Urban Corp.	400	37
USHIO (1)	1,500	38
USS	340	22
Victor Company of Japan	1,000	6
Wacoal (1)	2,000	28
West Japan Railway	21	87
Yahoo Japan	130	177
Yakult Honsha (1)	2,500	55
Yamada Denki	1,200	155
Yamaguchi Bank	2,000	30
Yamaha (1)	2,100	37
Yamaha Motor	2,400	62
Yamato Transport	5,000	87
Yamazaki Baking (1)	3,000	24
Yaskawa Electric (1)(2)	2,000	24
Yokogawa Electric	3,000	57
Yokohama Rubber (1)	4,000	23
York-Benimaru (1)	300	11
Yoshinoya D&C	4	7
Zeon	3,000	43
Total Japan (Cost $31,465)		42,238

NETHERLANDS 3.1%

Common Stocks 3.1%
ABN AMRO	26,959	749
Aegon	22,923	371
Akzo Nobel	4,099	198
ASM Lithography (2)	6,913	156
Corio	930	55
Heineken	3,924	138
Heineken, Series A	1,313	44
ING Groep GDS	31,607	1,128
Koninklijke DSM	2,747	123
Koninklijke Numico (2)	2,721	124
Philips Electronics	18,868	637
Randstad Holding	1,199	61
Reed Elsevier	10,538	148
Rodamco Europe	964	83
Royal Ahold (2)	22,246	172
Royal KPN	29,982	290
TPG NV	6,588	216
Unilever NV	7,904	555
VNU	3,682	123
Wolters Kluwer GDS	4,364	97
Total Netherlands (Cost $4,648)		5,468

NEW ZEALAND 0.2%

Common Stocks 0.2%
Air New Zealand	4,035	4
Auckland International Airport	13,396	18
Contact Energy	3,780	17
Fisher & Paykel Appliances	3,076	7
Fisher & Paykel Healthcare	6,583	17
Fletcher Building	6,366	33
Infratil	2,816	7
Kiwi Income Property Trust, Equity Units	9,458	8
Port of Tauranga	928	3
Sanford	733	2
Sky City Entertainment Group	5,955	19
Sky Network Television (2)	3,784	16
Telecom Corporation of New Zealand	27,937	108
Tenon (2)	219	1
The Warehouse Group	1,391	4
Tower (2)	4,946	7
Vector (2)	3,700	7
Total New Zealand (Cost $257)		278

NORWAY 0.7%

Common Stocks 0.7%
DNB Holdings	14,295	160
Norsk Hydro	2,775	340
Norske Skogsindustrier	2,690	44
Orkla	3,009	120
Statoil ASA	9,394	258
Storebrand ASA (1)	3,977	41
Telenor ASA	12,285	123
Yara International	3,345	50
Total Norway (Cost $746)		1,136

PORTUGAL 0.3%

Common Stocks 0.3%
Banco BPI	7,466	37
Banco Comercial	38,500	113
Banco Espirito Santo (1)	1,433	23
Brisa-Auto Estradas	5,583	49
Cimpor-Cimentos De Portugal	2,768	16
Electricidade de Portugal	39,975	132
Portugal Telecom	16,661	167
PT Multimedia (1)	1,245	15
Total Portugal (Cost $490)		552

SINGAPORE 0.8%

Common Stocks 0.8%
Allgreen Properties	4,000	3
Bil International	16,500	15
CapitaCommercial Trust, REIT	8,400	8
CapitaLand	19,000	46
Capitamall Trust, REIT	13,000	19
Chartered Semiconductor (2)	13,000	11
China Aviation Oil Singapore (2)	1,400	1
City Developments	11,000	58
ComfortDelGro	28,012	29
Creative Technology	900	7
Cycle & Carriage	2,000	14
Datacraft Asia (USD) (2)	3,000	3
DBS Group	16,000	162
Fortune, REIT (HKD)	8,000	6
Fraser & Neave	3,000	35
Haw Par	1,307	4
Hong Leong Finance	4,000	9
Hotel Properties	2,000	2
iShares MSCI Singapore (USD)	8,800	74
Keppel	8,000	65
Keppel Land	5,000	12
MCL Land	1,442	2
Mobileone	9,650	13
NatSteel	4,000	4
Neptune Orient Lines	13,000	20
Noble Group	9,400	8
Overseas Union Enterprise	1,000	7
Overseas-Chinese Banking	34,000	142
Pacific Century Regional Developments (2)	3,600	1
Parkway Holdings	5,000	7
People's Food Holdings	2,000	1
Sembcorp	11,520	21
Sembcorp Logistics	3,356	4
Sembcorp Marine	7,000	13
Singapore Airlines	9,000	79
Singapore Exchange	13,000	25
Singapore Land	2,000	7
Singapore Post	29,000	21
Singapore Press	22,750	60
Singapore Technologies	20,000	37
Singapore Telecommunications	94,000	147
Singapore Telecommunications GDR (AUD)	1,237	2
SMRT	8,000	6
Starhub	29,000	39
Stats ChipPAC (2)	27,000	19
United Industrial	13,000	10
United Overseas Bank	16,520	148
United Overseas Land	4,652	8
Venture	4,000	33
Want Want Holdings (USD)	8,000	9
Wheelock Properties	1,000	3
Wing Tai Holdings	7,000	6
Total Singapore (Cost $1,258)		1,485

SPAIN 3.7%

Common Stocks 3.7%
Abertis Infraestructuras	3,876	103
Acciona	356	44
ACERINOX (1)	3,735	60
ACS Actividades Cons Y Serv	3,823	133
Altadis	3,917	163
Antena 3 Television (1)	1,274	34
Banco Bilbao Vizcaya Argenta (1)	50,437	1,019
Banco de Sabadell	4,387	123
Banco Espana de Credito (2)	1,015	16
Banco Popular Espanol (1)	14,760	185
Banco Santander Central Hispano	90,029	1,296
Bankinter	1,210	70
Cia Espanola de Petroleos	347	19
Cintra Concesiones De Infraestructure	2,637	34
Corporacion Financiera Alba (1)	410	20
Corporacion Mapfre	1,509	27
Enagas	2,404	46
Endesa (1)	15,179	437
Fomento De Construc Y Contradas	716	46
Gamesa	2,395	39
Gas Natural (1)	3,210	93
Gestevision Telecino	1,570	39
Groupo Prisa (1)	1,106	20
Grupo Ferrovial	1,005	79
Iberdrola (1)	12,925	368
Inditex (1)	3,574	123
Metrovacesa	1,094	75
Repsol (1)	17,498	475
Sogecable (1)(2)	1,436	59
Telefonica	71,049	1,085
Telefonica Moviles	4,967	55
Union Fenosa (1)	3,276	123
Vallehermoso	1,842	47
Zardoya Otis	1,547	40
Total Spain (Cost $5,283)		6,595

SWEDEN 2.4%

Common Stocks 2.4%
Assa-Abloy, Series B	4,895	79
Atlas Copco, Series A	6,050	142
Atlas Copco, Series B	1,185	25
Electrolux, Series B	4,307	115
Fabege (2)	269	5
Foreningssparbanken	5,679	162
Gambro, A Shares	4,260	50
Gambro, B Shares	455	5
Hennes & Mauritz, Series B	4,176	154
Holmen, Series B	829	31
Industrivarden, Series A	2,115	60
Industrivarden, Series C	574	15
Investor, Series A	3,415	59
Investor, Series B	7,468	131
iShares MSCI Sweden Index (USD)	9,300	223
LM Ericsson	212,871	767
NORDEA	38,958	419
S-E-Banken	9,774	218
Sandvik, Series A	3,418	168
SCA, Series B	2,786	116
Scania, Series A	300	12
Scania, Series B	1,482	58
Securitas, Series B	5,384	98
Skandia Forsakrings (1)	14,625	101
Skanska	5,605	87
SKF, Series B	5,688	80
SSAB Svenskt Stal, Series A	782	34
SSAB Svenskt Stal, Series B	485	20
Svenska Handelsbanken, Series A	9,310	229
Swedish Match	4,552	57
Tele2 AB (1)	5,681	61
TeliaSonera	33,541	191
Volvo, Series A	1,761	83
Volvo, Series B	4,328	212
Total Sweden (Cost $3,294)		4,267

SWITZERLAND 6.6%

Common Stocks 6.6%
Aare- Tessin AG fuer Elektrizitaet Otten	3	5
ABB (1)(2)	29,681	323
Adecco	2,014	113
Baloise Holding, Series R	793	50
Ciba Specialty Chemicals (1)	990	63
Cie Financ Richemont, Equity Units, Class A	7,484	340
Clariant (1)	3,300	50
Credit Suisse Group	17,365	1,014
Givaudan (1)	106	75
Holcim	2,472	187
iShares MSCI Switzerland (USD)	29,300	599
Julius Baer	1,619	130
Keuhne & Nagel	172	48
Lonza International (1)	723	46
Nestle	5,575	1,635
Nobel Biocare	369	84
Novartis	33,472	1,838
Pargesa Holding	550	54
Roche Holding	315	55
Roche Holding Genusscheine	10,232	1,617
Schindler Holding (Parting certificates) (1)	52	23
Schindler Holding (Registered shares)	16	7
Schweizerische Rueckversicherungs	4,614	343
Serono	77	58
Societe Generale de Surveillance (1)	84	79
Straumann Holding	104	25
Swiss Life Holding (2)	449	82
Swisscom (1)	356	109
Syngenta (2)	1,614	205
Synthes Stratec	659	79
The Swatch Group (Bearer shares)	538	87
The Swatch Group (Registered shares)	1,169	38
UBS	15,602	1,696
Zurich Financial Services (2)	2,065	452
Total Switzerland (Cost $8,821)		11,609

THAILAND 0.0%

Common Stocks 0.0%
Total Access Communications (USD) (2)	800	3
Total Thailand (Cost $3)		3

UNITED KINGDOM 22.5%

Common Stocks 22.5%
3i Group	7,907	129
Aegis Group	16,171	37
Alliance & Leicester	6,379	114
Alliance Trust	794	49
Alliance UniChem	3,883	58
AMVESCAP	11,605	106
Anglo American	21,255	818
Antofagasta	1,131	41
Associated British Foods	5,677	83
Associated British Ports	4,387	46
AstraZeneca	22,717	1,102
Aviva	34,277	440
AWG	2,616	52
BAE Systems	46,026	342
Barclays	92,772	994
BBA Group	6,957	39
BG Group	50,769	574
BHP Billiton	35,382	655
BOC Group	7,226	191
Boots Group	10,402	118
BP	296,360	3,570
Bradford Bingley	9,095	67
Brambles	10,351	75
British Airport Authorities	15,433	172
British Airways (2)	10,248	60
British America Tobacco	22,586	510
British Energy (2)	8,131	88
British Land	7,428	152
British Sky Broadcasting	19,737	171
British Telecommunications	120,765	442
Bunzl	4,959	56
Burberry Group	6,755	52
Cable & Wireless	33,117	60
Cadbury Schweppes	29,800	293
Cairn Energy (2)	2,305	79
Capita Group	9,349	71
Carnival	3,047	169
Centrica	52,016	247
Cobham	16,067	53
Compass Group	30,945	122
Corus Group	63,578	79
Daily Mail & General Trust	4,035	55
Diageo	41,439	618
DSG International	26,620	83
Electrocomponents	6,222	33
Emap	3,679	56
EMI	11,297	51
Enterprise Inns	5,009	82
Foreign & Colonial Investment	16,746	78
Friends Provident	30,667	110
Gallaher Group	9,307	143
GKN	10,231	54
GlaxoSmithKline	83,528	2,140
Group 4 Securicor	18,122	54
Gus	12,554	231
Hammerson	4,082	76
Hanson	10,360	120
Hays	22,047	52
HBOS	55,022	969
Hilton Group	22,952	149
HSBC	161,514	2,688
ICAP	7,449	59
Imperial Chemical	17,079	111
Imperial Tobacco	10,270	306
InterContinental Hotels	6,260	97
International Power	21,298	103
iShares MSCI United Kingdom (USD)	82,800	1,632
J Sainsbury	18,304	98
Johnson Matthey	3,148	82
Johnston Press	4,424	37
Kelda Group	5,435	76
Kesa Electricals	7,592	34
Kingfisher	33,581	142
Land Securities	6,667	200
Legal & General Group	92,956	207
Liberty International	4,984	94
Lloyds TSB	79,770	724
Logica	16,431	53
Lonmin	2,906	108
Man Group	4,403	160
Marks & Spencer	23,827	206
Misys	8,024	35
Mitchells & Butlers	7,161	52
National Grid	38,892	399
Next	3,523	109
Northern Rock	6,038	112
Old Mutual	58,350	200
Pearson	11,412	148
Peninsular & Oriental Steam	10,703	104
Persimmon	4,181	94
Provident Financial	3,645	35
Prudential	34,763	353
Rank Group	8,951	43
Reckitt Benckiser	10,380	341
Reed Elsevier	18,259	172
Rentokil	27,678	80
Reuters	20,040	157
Rexam	7,916	72
Rio Tinto	15,259	780
Rolls-Royce (2)	25,206	195
Royal & Sun	41,751	93
Royal Bank of Scotland	45,454	1,409
Royal Dutch Shell, Series A (1)	63,680	2,171
Royal Dutch Shell, Series B	33,129	1,190
SABMiller	16,089	328
Sage Group	18,351	87
Schroders	2,995	59
Schroders (Non-Voting Shares)	434	8
Scottish & Newcastle	12,762	114
Scottish & Southern Energy	12,272	234
Scottish Mortgage	4,140	37
Scottish Power	26,823	274
Severn Trent	4,959	101
Shire	7,063	114
Signet Group	24,884	45
Slough Estates	6,061	64
Smith & Nephew	13,455	134
Smiths Group	8,045	142
Standard Chartered	18,801	467
Tate & Lyle	6,978	72
Tesco	112,461	637
TI Automotive (2)	270	0
Tomkins	11,095	61
Travis Perkins	1,731	46
Trinity Mirror	4,148	45
Unilever	41,733	440
United Business Media	3,937	46
United Utilities	12,398	150
Vodafone	888,543	1,868
Whitbread	3,668	69
William Hill	5,471	56
William Morrison Supermarkets	38,033	127
Witan Investment Trust	4,246	32
Wolseley	8,448	204
WPP Group	18,133	202
Xstrata	6,790	191
Yell Group	10,089	96
Total United Kingdom (Cost $33,543)		39,841

SHORT-TERM INVESTMENTS 0.2%

Money Market Funds 0.2%
T. Rowe Price Reserve Investment Fund, 4.45% (3)(4)	302,727	303
Total Short-Term Investments (Cost $303)		303

SECURITIES LENDING COLLATERAL 10.2%

Money Market Pooled Account 10.2%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.407% (3)	18,066,892	18,067
Total Securities Lending Collateral (Cost $18,067)		18,067

Total Investments in Securities
110.1% of Net Assets (Cost $158,732)		$194,812

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company – see Note 4
AUD	Australian Dollar
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price International Equity Index Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2006, the value of loaned securities was $17,279,000; aggregate collateral consisted of $18,067,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $158,732,000. Net unrealized gain aggregated $36,083,000 at period-end, of which $37,784,000 related to appreciated investments and $1,701,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $6,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $303,000 and $257,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 21, 2006